Subsequent Events (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)
Subsequent Events (Details) [Line Items]
Repayment of long-term borrowings	$ 5,442,709	¥ 39,710,000
Bank borrowings	$ 973,136	¥ 7,100,000
Interest rates	3.45%	3.45%
Borrowings [Member]
Subsequent Events (Details) [Line Items]
Bank borrowings	$ 2,727,522	¥ 19,900,000